TAXES - Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
TAXES.
Current income taxes	$ 951,403	$ 984,785	$ 927,564
Deferred income taxes	(86,495)	48,645	15,799
Total	$ 864,908	$ 1,033,440	$ 943,363